COST OF SALES (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Disclosure of range of exercise prices of outstanding share options
Consultants and contractors	$ 47,907
Depreciation and depletion	28,722
Salaries and benefits	20,534
Supplies and consumables	10,547
Royalties and selling costs	7,308
Freight	5,242
Energy	5,104
Travel and camp accommodation	4,113
Rentals	1,462
Camp administrative costs	1,410
Share-based compensation	5,673	$ 5,061
Insurance	813
Cost of sales	134,360
Change in inventories	(9,280)
Total cost of sales	125,080
Site share based compensation
Disclosure of range of exercise prices of outstanding share options
Share-based compensation	$ 1,198